Preferred Stock - Schedule Of Preferred Stock Authorized, Issued And Outstanding Table (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000	10,000,000	0
Preferred Stock Outstanding	0	0	0
Preferred Stock Issued	0	0	0
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022	$ 0	$ 0	$ 0
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Outstanding		0	684,739
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Outstanding		0	2,029,666
Legacy Korro [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			4,855,239
Preferred Stock Outstanding			4,042,000
Preferred Stock Issued			4,042,000
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022			$ 163,863
Liquidation Value			$ 178,115
Common Stock Issuable Upon Conversion			4,042,000
Legacy Korro [Member] | Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			684,739
Preferred Stock Outstanding			684,739
Preferred Stock Issued			684,739
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022			$ 15,924
Liquidation Value			$ 16,115
Common Stock Issuable Upon Conversion			684,739
Legacy Korro [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			2,029,666
Preferred Stock Outstanding			2,029,666
Preferred Stock Issued			2,029,666
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022			$ 77,736
Liquidation Value			$ 91,500
Common Stock Issuable Upon Conversion			2,029,666
Legacy Korro [Member] | Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,104,178
Preferred Stock Outstanding			1,104,178
Preferred Stock Issued			1,104,178
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022			$ 57,703
Liquidation Value			$ 58,000
Common Stock Issuable Upon Conversion			1,104,178
Legacy Korro [Member] | Series B-2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			1,036,656
Preferred Stock Outstanding			223,417
Preferred Stock Issued			223,417
Preferred stock, $0.001 par value; 10,000,000 shares and no shares authorized at December 31, 2023 and 2022; no shares issued and outstanding at December 31, 2023 and 2022			$ 12,500
Liquidation Value			$ 12,500
Common Stock Issuable Upon Conversion			223,417